Income taxes - Income tax expense - Tax losses carried forward (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 5,277,453	$ 5,447,241
Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	21,717,071	7,878,612
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	4,996,405	5,138,235
Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	19,895,533	1,108,382
Italy. | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	815,620
2032 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	628,948
2033 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	2,047,643
2033 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	1,490,639
2034 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	589,007
2034 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	589,007
2035 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	703,664
2035 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	416,827
2036 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,579,827
2036 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,440,527
2037 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	1,577,876
2037 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	1,568,739
2038 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	5,716,536	3,715,297
2038 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	5,650,620
2039 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	4,163,315	4,163,315
2039 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	4,079,919	$ 1,108,382
2040 | Federal | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	2,710,255
2040 | Provincial | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	2,659,255
Indefinite | Italy. | Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 815,620